Shareholders’ Deficit (Details) - $ / shares		6 Months Ended	12 Months Ended
	May 15, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Feb. 28, 2021
Shareholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Issue price per share (in Dollars per share)		$ 12	$ 9.2		$ 10
Exercise price per share (in Dollars per share)		11.5	$ 11.5
Total equity proceeds			60.00%
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Maket value issued percentage			115.00%
Market value and newly issued price percentage			180.00%
Description of warrants		• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Measurement Input, Exercise Price [Member]
Shareholders’ Deficit (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 9.2
Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Issue price per share (in Dollars per share)		$ 9.2	$ 9.2
Warrant outstanding		6,885,000	6,885,000
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Total equity proceeds		60.00%	60.00%
Price per share (in Dollars per share)		$ 9.2	$ 9.2
Maket value issued percentage		115.00%	115.00%
Redemption trigger price (in Dollars per share)			$ 18
Market value and newly issued price percentage		180.00%	180.00%
Public Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding		6,666,667	6,666,667
Private Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Issue price per share (in Dollars per share)		$ 10	$ 10
Warrant outstanding		218,333	218,333
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares voting rights		one	one
Ordinary shares, issued		1,655,000	655,000	655,000
Ordinary shares, outstanding		1,655,000	655,000	655,000
Ordinary shares subject to possible redemption, shares outstanding		2,119,553	4,642,030	20,000,000
Issue price per share (in Dollars per share)		$ 0.0001	$ 0.0001
Percentage of common stock		25.00%	25.00%
Sponsor converted ordinary shares	1,000,000
Price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares subject to possible redemption, shares outstanding		2,119,553	4,666,667
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares voting rights		one	one
Ordinary shares, issued		5,666,667	6,666,667	6,666,667
Ordinary shares, outstanding		5,666,667	6,666,667	6,666,667
Issue price per share (in Dollars per share)		$ 0.0001	$ 0.0001
Sponsor converted ordinary shares	1,000,000
Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Redemption trigger price (in Dollars per share)		$ 18	$ 18